CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Stock Explanatory [Abstract]
Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise	Expiry	December 31,				December 31,
Price	Date	2020	Granted	Exercised	Expired	2021
$1.30	August 18, 2021	1,175,000	-	-	(1,175,000)	-
$0.90	July 6, 2022	50,000	-	-	-	50,000
$0.30	November 28, 2022	750,000	-	(100,000)	-	650,000
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	750,000	-	(50,000)	-	700,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	200,000	-	-	-	200,000
$0.75	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		4,595,000	-	(150,000)	(1,175,000)	3,270,000
Total exercisable		3,721,667	-	(150,000)	(1,175,000)	2,953,333

Exercise	Expiry	December 31,				December 31,
Price	Date	2019	Granted	Exercised	Expired	2020
$1.30	August 18, 2021	1,175,000	-	-	-	1,175,000
$0.90	July 6, 2022	50,000	-	-	-	50,000
$0.30	November 28, 2022	750,000	-	-	-	750,000
$0.57	April 17, 2023	200,000	-	-	-	200,000
$0.50	August 20, 2023	750,000	-	-	-	750,000
$1.45	May 17, 2024	10,000	-	-	-	10,000
$0.78	August 19, 2024	700,000	-	-	-	700,000
$0.82	November 8, 2024	10,000	-	-	-	10,000
$0.76	February 11, 2025	-	200,000	-	-	200,000
$0.75	August 18, 2025	-	750,000	-	-	750,000
Total outstanding		3,645,000	950,000	-	-	4,595,000
Total exercisable		2,831,667	316,665	-	-	3,721,667

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2019	3,645,000	$0.78
Granted	950,000	$0.75
Outstanding, December 31, 2020	4,595,000	$0.78
Exercised	(150,000)	$0.37
Expired	(1,175,000)	$1.30
Outstanding, December 31, 2021	3,270,000	$0.61

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk-free interest rate (average)	0.51%	1.32%
Estimated volatility (average)	67.29%	69.93%
Expected life in years	5.00	5.00
Expected dividend yield	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%
Grant date fair value per option	$0.38	$0.45

Disclosure of detailed information about warrants, activity [Table Text Block]
	Share purchase warrants	Weighted average exercise price
Outstanding, December 31, 2019 and 2020	-	$-
Issued	3,500,005	$0.91	(1)
Outstanding and exercisable, December 31, 2021	3,500,005	$0.91

Disclosure of detailed information about restricted share units [Table Text Block]
Equity settled
Outstanding, December 31, 2020 and 2019	-
Granted	355,000
Outstanding, December 31, 2021	355,000